Average Annual Total Returns - VIPStockSelectorPortfolio-InvestorPRO - VIPStockSelectorPortfolio-InvestorPRO - VIP Stock Selector Portfolio	Apr. 30, 2025
VIP Stock Selector Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.68%
Since Inception	7.12%	[1]
MS185
Average Annual Return:
Past 1 year	23.82%
Since Inception	8.69%
SP001
Average Annual Return:
Past 1 year	25.02%
Since Inception	10.05%

[1]	A From October 21, 2021 .